Fair Value Measurements	12 Months Ended
Dec. 31, 2012
Fair Value Disclosures [Abstract]
FAIR VALUE MEASUREMENTS
FAIR VALUE MEASUREMENTS
Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. We use various methods to determine fair value, including market, income, and cost approaches. With these approaches, we adopt certain assumptions that market participants would use in pricing the asset or liability, including assumptions about market risk or the risks inherent in the inputs to the valuation. Inputs to valuation can be readily observable, market-corroborated, or unobservable. We use valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. Authoritative accounting guidance established a fair value hierarchy that prioritizes the inputs used to measure fair value. All financial assets and liabilities carried at fair value are classified and disclosed in one of the following three hierarchy levels:
Level 1: Inputs based on quoted prices in active markets for identical assets or liabilities. Level 1 assets and liabilities are primarily exchange-traded derivatives and assets, including cash and cash equivalents and listed equity securities, such as those held in Ameren Missouri’s nuclear decommissioning trust fund.
The market approach is used to measure the fair value of equity securities held in Ameren Missouri's nuclear decommissioning trust fund. Equity securities in this fund are representative of the S&P 500 index, excluding securities of Ameren Corporation, owners and/or operators of nuclear power plants and the trustee and investment managers. The S&P 500 index comprises stocks of large capitalization companies.
Level 2: Market-based inputs corroborated by third-party brokers or exchanges based on transacted market data. Level 2 assets and liabilities include certain assets held in Ameren Missouri’s nuclear decommissioning trust fund, including corporate bonds and other fixed-income securities, United States treasury and agency securities, and certain over-the-counter derivative instruments, including natural gas and financial power transactions.
Fixed income securities are valued using prices from independent industry recognized data vendors who provide values that are either exchange based or matrix based. The fair value measurements of fixed income securities classified as Level 2 are based on inputs other than quoted prices that are observable for the asset or liability. Examples are matrix pricing, market corroborated pricing, and inputs such as yield curves and indices. Level 2 fixed income securities in the nuclear decommissioning trust fund are primarily corporate bonds, asset-backed securities and United States agency bonds.
Derivative instruments classified as Level 2 are valued by corroborated observable inputs, such as pricing services or prices from similar instruments that trade in liquid markets. Our development and corroboration process entails obtaining multiple quotes or prices from outside sources. To derive our forward view to price our derivative instruments at fair value, we average the midpoints of the bid/ask spreads. To validate forward prices obtained from outside parties, we compare the pricing to recently settled market transactions. Additionally, a review of all sources is performed to identify any anomalies or potential errors. Further, we consider the volume of transactions on certain trading platforms in our reasonableness assessment of the averaged midpoint. Natural gas derivative contracts are valued based upon exchange closing prices without significant unobservable adjustments. Power derivatives contracts are valued based upon the use of multiple forward prices provided by third parties. The prices are averaged and shaped to a monthly profile when needed without significant unobservable adjustments.
Level 3: Unobservable inputs that are not corroborated by market data. Level 3 assets and liabilities are valued by internally developed models and assumptions or methodologies that use significant unobservable inputs. Level 3 assets and liabilities include derivative instruments that trade in less liquid markets, where pricing is largely unobservable. We value Level 3 instruments by using pricing models with inputs that are often unobservable in the market, as well as certain internal assumptions. Our development and corroboration process entails obtaining multiple quotes or prices from outside sources. As a part of our reasonableness review, an evaluation of all sources is performed to identify any anomalies or potential errors. Note 17 - Impairment and Other Charges describes Ameren's use of significant unobservable inputs, which are Level 3 inputs, to estimate the fair value of Merchant Generation's long-lived assets.
We perform an analysis each quarter to determine the appropriate hierarchy level of the assets and liabilities subject to fair value measurements. Financial assets and liabilities are classified in their entirety according to the lowest level of input that is significant to the fair value measurement. All assets and liabilities whose fair value measurement is based on significant unobservable inputs are classified as Level 3.
The following table describes the valuation techniques and unobservable inputs for the fair value of financial assets and liabilities classified as Level 3 in the fair value hierarchy for the period ended December 31, 2012:

	Fair Value				Range [Weighted
	Assets	Liabilities	Valuation Technique(s)	Unobservable Input	Average]
Level 3 Derivative asset and liability - commodity contracts(a):
Fuel oils	$8	$(3)	Discounted cash flow	Escalation rate(%)(b)	.21 - .60 [.44]
				Counterparty credit risk(%)(c)(d)	.12 - 1 [1]
				Ameren credit risk(%)(c)(d)	2
			Option model	Volatilities(%)(b)	7 - 27 [24]
Power(e)	14	(114)	Discounted cash flow	Average bid/ask consensus peak and off-peak pricing - forwards/swaps($/MWh)(c)	22 - 47 [31]
				Estimated auction price for FTRs($/MW)(b)	(281) - 1,851 [178]
				Nodal basis($/MWh)(c)	(5) - (1) [(3)]
				Counterparty credit risk(%)(c)(d)	.22 - 1 [1]
				Ameren credit risk(%)(c)(d)	2 - 5 [5]
			Fundamental energy production model	Estimated future gas prices($/mmbtu)(b)	4 - 8 [6]
			Contract price allocation	Estimated renewable energy credit costs($/credit)(b)	5 - 7 [6]
Uranium	—	(2)	Discounted cash flow	Average bid/ask consensus pricing($/pound)(b)	43 - 46 [44]

(a)	The derivative asset and liability balances are presented net of counterparty credit considerations.

(b)	Generally, significant increases (decreases) in this input in isolation would result in a significantly higher (lower) fair value measurement.

(c)	Generally, significant increases (decreases) in this input in isolation would result in a significantly lower (higher) fair value measurement.

(d)	Counterparty credit risk is only applied to counterparties with derivative asset balances. Ameren credit risk is only applied to counterparties with derivative liability balances.

(e)
Power valuations utilize visible third-party pricing evaluated by month for peak and off-peak demand through 2017. Valuations beyond 2017 utilize fundamentally modeled pricing by month for peak and off-peak demand.

In accordance with applicable authoritative accounting guidance, we consider nonperformance risk in our valuation of derivative instruments by analyzing the credit standing of our counterparties and considering any counterparty credit enhancements (e.g., collateral). The guidance also requires that the fair value measurement of liabilities reflect the nonperformance risk of the reporting entity, as applicable. Therefore, we have factored the impact of our credit standing, as well as any potential credit enhancements, into the fair value measurement of both derivative assets and derivative liabilities. Included in our valuation, and based on current market conditions, is a valuation adjustment for counterparty default derived from market data such as the price of credit default swaps, bond yields, and credit ratings. We recorded no gains or losses related to valuation adjustments for counterparty default risk in 2012, 2011, or 2010. The counterparty default risk liability valuation adjustment related to derivative contracts totaled $7 million and $4 million, as of December 31, 2012, and 2011, respectively.
The following table sets forth, by level within the fair value hierarchy, our assets and liabilities measured at fair value on a recurring basis as of December 31, 2012:

		Quoted Prices in Active Markets for Identical Assets or Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)	Total
Assets:	Derivative assets - commodity contracts(a):
	Fuel oils	4	—	8	12
	Natural gas	—	2	—	2
	Power	—	1	14	15
	Total derivative assets - commodity contracts	$4	$3	$22	$29
	Nuclear decommissioning trust fund(b):
	Cash and cash equivalents	1	—	—	1
	Equity securities:
	U.S. large capitalization	264	—	—	264
	Debt securities:
	Corporate bonds	—	47	—	47
	Municipal bonds	—	1	—	1
	U.S. treasury and agency securities	—	81	—	81
	Asset-backed securities	—	11	—	11
	Other	—	1	—	1
	Total nuclear decommissioning trust fund	$265	$141	$—	$406
	Total	$269	$144	$22	$435
Liabilities:	Derivative liabilities - commodity contracts(a):
	Fuel oils	1	—	3	4
	Natural gas	7	102	—	109
	Power	—	1	114	115
	Uranium	—	—	2	2
	Total	$8	$103	$119	$230

(a)	The derivative asset and liability balances are presented net of counterparty credit considerations.

(b)	Balance excludes $2 million of receivables, payables, and accrued income, net.
The following table sets forth, by level within the fair value hierarchy, our assets and liabilities measured at fair value on a recurring basis as of December 31, 2011:

		Quoted Prices in Active Markets for Identical Assets or Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)	Total
Assets:	Derivative assets - commodity contracts(a):
	Fuel oils	$20	$—	$3	$23
	Natural gas	2	—	2	4
	Power	—	1	106	107
	Total derivative assets - commodity contracts	$22	$1	$111	$134
	Nuclear decommissioning trust fund(b):
	Cash and cash equivalents	3	—	—	3
	Equity securities:
	U.S. large capitalization	234	—	—	234
	Debt securities:
	Corporate bonds	—	44	—	44
	Municipal bonds	—	1	—	1
	U.S. treasury and agency securities	—	65	—	65
	Asset-backed securities	—	10	—	10
	Other	—	1	—	1
	Total nuclear decommissioning trust fund	$237	$121	$—	$358
	Total	$259	$122	$111	$492
Liabilities:	Derivative liabilities - commodity contracts(a):
	Fuel oils	$1	$—	$—	$1
	Natural gas	19	—	176	195
	Power	—	1	25	26
	Uranium	—	—	1	1
	Total	$20	$1	$202	$223

(a)	The derivative asset and liability balances are presented net of counterparty credit considerations.

(b)	Balance excludes $(1) million of receivables, payables, and accrued income, net.
The following table summarizes the changes in the fair value of financial assets and liabilities classified as Level 3 in the fair value hierarchy as of December 31, 2012, and 2011:

	Net Derivative Commodity Contracts
	2012		2011
Fuel oils:
Beginning balance at January 1	$3		$30
Realized and unrealized gains (losses):
Included in regulatory assets/liabilities	(1)		19
Total realized and unrealized gains (losses)	(1)		19
Purchases	7		4
Sales	(3)		(1)
Settlements	(2)		(30)
Transfers into Level 3	1		—
Transfers out of Level 3	—		(19)
Ending balance at December 31	$5		$3
Change in unrealized gains (losses) related to assets/liabilities held at December 31	$(1)		$(11)
Natural gas:
Beginning balance at January 1	$(174)		$(148)
Realized and unrealized gains (losses):
Included in regulatory assets/liabilities	(27)		(115)
Total realized and unrealized gains (losses)	(27)		(115)
Purchases	—		1
Sales	—		(1)
Settlements	16		89
Transfers out of Level 3	185		—
Ending balance at December 31	$—		$(174)
Change in unrealized gains (losses) related to assets/liabilities held at December 31	$—		$(78)
Power:
Beginning balance at January 1	$81		$19
Realized and unrealized gains (losses):
Included in regulatory assets/liabilities	(175)		55
Total realized and unrealized gains (losses)	(175)		55
Purchases	21		30
Sales	(1)		(1)
Settlements	(22)		(22)
Transfers into Level 3	—		(1)
Transfers out of Level 3	(4)		1
Ending balance at December 31	$(100)		$81
Change in unrealized gains (losses) related to assets/liabilities held at December 31	$(175)	(a)	$(25)
Uranium:
Beginning balance at January 1	$(1)		$2
Realized and unrealized gains (losses):
Included in regulatory assets/liabilities	(2)		(3)
Total realized and unrealized gains (losses)	(2)		(3)
Purchases	—		(1)
Settlements	1		1
Ending balance at December 31	$(2)		$(1)
Change in unrealized gains (losses) related to assets/liabilities held at December 31	$(1)		$—

(a)	The change in unrealized losses was due to decreases in long-term power prices applied to 20-year Ameren Illinois swap contracts, which expire in May 2032.

Transfers in or out of Level 3 represent either (1) existing assets and liabilities that were previously categorized as a higher level but were recategorized to Level 3 because the inputs to the model became unobservable during the period, or (2) existing assets and liabilities that were previously classified as Level 3 but were recategorized to a higher level because the lowest significant input became observable during the period. Transfers out of Level 3 into Level 2 for natural gas derivatives were due to management previously using broker quotations to estimate the fair value of natural gas contracts and changing to estimates based upon exchange closing prices without significant unobservable adjustments in the first quarter 2012. Estimates of fair value based on exchange closing prices are deemed to be a more accurate approximation of natural gas prices. Transfers between Level 2 and Level 3 for power derivatives and between Level 1 and Level 3 for fuel oils were primarily caused by changes in availability of financial trades observable on electronic exchanges between the period ended December 31, 2012 and the previous reporting period ended December 31, 2011. Any reclassifications are reported as transfers out of Level 3 at the fair value measurement reported at the beginning of the period in which the changes occur. For the years ended December 31, 2012, and 2011, there were no transfers between Level 1 and Level 2 related to derivative commodity contracts. The following table summarizes all transfers between fair value hierarchy levels related to derivative commodity contracts for the years ended December 31, 2012, and 2011:

	2012	2011
Derivative commodity contracts:
Transfers into Level 3 / Transfers out of Level 1 - Fuel oils	$1	$—
Transfers out of Level 3 / Transfers into Level 1 - Fuel oils	—	(19)
Transfers out of Level 3 / Transfers into Level 2 - Natural gas	185	—
Transfers into Level 3 / Transfers out of Level 2 - Power	—	(1)
Transfers out of Level 3 / Transfers into Level 2 - Power	(4)	1
Net fair value of Level 3 transfers	$182	$(19)
See Note 11 - Retirement Benefits for the fair value hierarchy tables detailing Ameren’s pension and postretirement plan assets as of December 31, 2012, as well as a table summarizing the changes in Level 3 plan assets during 2012. See Note 17 - Impairment and Other Charges for the fair value hierarchy discussion related to Ameren's impairment charges.
The Ameren Companies’ carrying amounts of cash and cash equivalents approximate fair value because of the short-term nature of these instruments and are considered to be Level 1 in the fair value hierarchy. Ameren's carrying amounts of investments in debt securities related to the two CTs from the city of Bowling Green and Audrain County approximate fair value. These investments are classified as held-to-maturity. These investments are considered Level 2 in the fair value hierarchy as they are valued based on similar market transactions. Short-term borrowings, which are composed of Ameren issued commercial paper, also approximate fair value because of their short-term nature. Short-term borrowings are considered to be Level 2 in the fair value hierarchy as they are valued based on market rates for similar market transactions. The estimated fair value of long-term debt and preferred stock is based on the quoted market prices for same or similar issuances for companies with similar credit profiles or on the current rates offered to the Ameren Companies for similar financial instruments, which fair value measurement is considered Level 2 in the fair value hierarchy.
The following table presents the carrying amounts and estimated fair values of our long-term debt and preferred stock at December 31, 2012, and 2011:

	2012		2011
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Long-term debt and capital lease obligations (including current portion)	$6,157	$7,110	$6,032	$6,961
Preferred stock(a)	142	123	142	92

(a)	Preferred stock along with the noncontrolling interest of EEI is recorded in "Noncontrolling Interests" on the consolidated balance sheet.